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                                    AMERITOR

                                   Investment
                                      Fund
                      (Formerly Steadman Investment Fund)

                                  SEMI-ANNUAL
                                     REPORT

                               December 31, 1999

                        An Ameritor NO-LOAD Mutual Fund

                         AMERITOR FINANCIAL CORPORATION
                    (Formerly Steadman Security Corporation)

                                    Ameritor
                                   Financial
                                  Corporation

                               Investment Adviser
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Dear Shareholder:

This past year has seen changes in the membership of the Board of Trustees and the Management of the Ameritor Family of Funds. Mark Crain, Richard Ellison, Richard Haase, Carole Kinney and I have been elected to the Board of Trustees and Dr. Max Katcher, a Trustee and President of the Funds, has chosen to retire after 26 years of faithful service to the Corporation. At the February 2nd meeting of the Board of Trustees, I was elected as the new President of the Ameritor Family of Funds.

With these changes has come a reexamination of the policies and role of the Board of Trustees with regard to management and administration of the funds. First and foremost, the Board of Trustees has pledged to be more proactive with respect to overseeing the management of the Funds. Second, the Board is committed to an identified course of action designed to improve the return on shareholder investment.

We are pleased to announce that the Ameritor Investment Fund appreciated 26.38(/1/) this fiscal year to date. The Board of Trustees is evaluating action it can take to help maintain good performance by (1) making changes in portfolio management and (2) and taking steps to reduce operating costs.

The Board of Trustees is searching for a new, professional and experienced investment manager. We expect to have that change effective by April of this year.

Ameritor Financial Corporation will continue to serve as the Transfer Agent and Investment Advisor to the Fund. The Corporation has undertaken aggressive and systematic reductions of operating costs that are intended to benefit the shareholders. In addition to day-to-day management and staff changes, the offices of Ameritor Investment Fund as well as Ameritor Financial Corporation have relocated to 4400 MacArthur Boulevard,

(/1/)Total Return for the six month period 7/1/99 to 12/31/99 26.38; total re-turn for the year 1/1/99 to 12/31/99 55.22%; total return 5 years 100.00%; Total return 10 years 85.71%. Past performance is not predictive of future performance.

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Suite 301, Washington, D.C. 20007-2521. The new phone number is (202) 625-6000 extension 21 for Shareholder Services, or you may reach us toll free at (800) 424-8570. Please make note of the new address and telephone number for future reference.

I look forward to working toward continued and enhanced appreciation of your investments, lower operating costs and as a consequence, striving for a higher shareholder return in future years.

                                         Sincerely,
                                         /s/ John J. Turner
                                         John J. Turner
                                         President


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                            AMERITOR INVESTMENT FUND
                            Portfolio of Investments
                               December 31, 1999

                                                                       Value
                                                              Shares  (Note 1)
                                                              ------ ----------
    COMMON STOCKS -- 100%
Computer Peripherals -- 30.6%
  Cisco Systems Inc (a)......................................  9,000 $  964,125
                                                                     ----------
                                   Total Computer Peripherals           964,125
                                                                     ----------
Computer System Design -- 23.6%
  Sun Microsystems Inc (a)...................................  7,069    744,375
                                                                     ----------
                                 Total Computer System Design           744,375
                                                                     ----------
Plastic and Rubber Mfg -- 2.1%
  Dupont E I De Nemours & Co.................................  1,000     65,875
                                                                     ----------
                                                                         65,875
                                                                     ----------
Telecom Mfg. -- 23.8%
  Lucent Technologies Inc.................................... 10,000    748,125
                                                                     ----------
                                            Total Telecom Mfg           748,125
                                                                     ----------
Telephone Services -- 19.9%
  MCI Worldcom Inc (a).......................................  7,500    397,969
  AT & T Corporation.........................................  4,500    228,375
                                                                     ----------
                                     Total Telephone Services           626,344
                                                                     ----------
  Total Portfolio of Investments (Cost $626,489).............        $3,148,844
                                                                     ==========

(a) Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

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                            AMERITOR INVESTMENT FUND
                      Statement of Assets and Liabilities
                               December 31, 1999
                                  (Unaudited)

Assets:
  Investments at value (Cost $626,489) (Note 1)...................  $ 3,178,844
  Cash and cash equivalents (Note 1)..............................       33,158
  Due from affiliate (Note 4).....................................        7,280
  Dividends receivable............................................          660
  Interest receivable.............................................           68
                                                                    -----------
   Total assets...................................................    3,269,771
                                                                    -----------
Liabilities:
  Accounts payable and accrued expenses...........................       13,031
  Investment advisory and service fees payable (Note 4)...........        5,843
  Other payable to affiliate (Note 4).............................        2,844
  Payable for trust shares redeemed...............................       25,150
                                                                    -----------
   Total Liabilities..............................................       46,868
                                                                    -----------
Net Assets........................................................  $ 3,222,903
                                                                    ===========
Net assets consist of:
  Accumulated net investment loss.................................  $(2,544,376)
  Unrealized appreciation of investments..........................    2,552,355
  Accumulated net realized losses from security transactions......     (144,496)
  Capital paid in less distributions since inception..............    3,369,420
                                                                    -----------
                                                                    $ 3,222,903
                                                                    ===========
Net asset value, offering price and redemption price per share
     ($3,222,903 divided by 1,562,388 shares of no par value trust
     shares)......................................................  $      2.06
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

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                            AMERITOR INVESTMENT FUND
                            Statement of Operations
                      For the year ended December 31, 1999
                                  (Unaudited)

Investment Income:
  Dividends................................................  $ 3,180
  Interest.................................................      852
                                                             -------
    Total income...........................................          $   4,032
                                                                     ---------
Expenses:
  Salaries and employee benefits (Note 4)..................   35,982
  Investment advisory fee (Note 4).........................   13,432
  Professional fees........................................   31,947
  Shareholder servicing fee (Note 4).......................   20,250
  Rent (Note 4)............................................   10,376
  Custodian fees...........................................      685
  Computer services (Note 4)...............................   15,736
  Reports to shareholders..................................    1,719
  Trustees' fees and expenses (Note 4).....................    4,055
  Miscellaneous............................................    1,864
                                                             -------
    Total expenses.........................................            136,046
                                                                     ---------
    Net Investment loss....................................           (132,014)
                                                                     ---------
Realized and Unrealized Gain/(Loss) on
  Investments (Notes 1 and 3):
  Net realized gain from investment transactions...........            (10,581)
  Change in unrealized appreciation of investments.........            837,186
                                                                     ---------
  Net gain on investments..................................            826,605
                                                                     ---------
  Net increase in net assets resulting from operations.....          $ 694,591
                                                                     =========

    The accompanying notes are an integral part of the financial statements.

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                            AMERITOR INVESTMENT FUND
                      Statements of Changes in Net Assets
                     For the period ended December 31, 1999
                                  (Unaudited)

                                       For the
                                      six months
                                        ended      For the year   For the year
                                     December 31, ended June 30, ended June 30,
                                         1999          1999           1998
                                     ------------ -------------- --------------
Increase (decrease) in net assets
  from operations:
 Net investment loss................   $(132,014)   $ (244,622)    $ (234,679)
 Net realized gain from investment
   transactions.....................     (10,581)       53,091        387,654
 Change in unrealized appreciation
   of investments...................     837,186     1,013,876        338,651
                                      ----------    ----------     ----------
 Net increase in net assets
   resulting from operations........     694,591       822,345        491,626
Decrease in net assets from trust
  share transactions (Note 2).......     (75,662)      (98,183)      (245,704)
                                      ----------    ----------     ----------
 Increase in net assets.............     618,929       724,162        245,922
Net assets at beginning of period...   2,603,974     1,879,812      1,633,890
                                      ----------    ----------     ----------
Net assets at end of period,
  including accumulated net
  investment loss of $2,553,153,
  $2,422,360 and $2,177,738.........  $3,222,903    $2,603,974     $1,879,812
                                      ==========    ==========     ==========

    The accompanying notes are an integral part of the financial statements.

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                            AMERITOR INVESTMENT FUND

                              Financial Highlights

                                           For the years ended
                                                June 30,                   For the period
                                       ---------------------------------     January 1,
                          For the six                                           1995        For the
                          months ended                                        through      year ended
                          December 31,                                        June 30,    December 31,
                          1999/(1)/ **  1999     1998     1997     1996        1995*          1994
                          ------------ ------   ------   ------   ------   -------------- ------------
Per Share Operating
  Performance:
 Net asset value,
   beginning of period..     $ 1.62    $ 1.12   $  .85   $  .86   $ 1.02       $  .93        $ 1.42
                             ------    ------   ------   ------   ------       ------        ------
 Net investment income
   (loss)...............       (.08)     (.21)    (.29)    (.03)    (.13)        (.02)         (.08)
 Net realized and
   unrealized gain
   (loss) on
   investments..........        .52       .71      .56      .02     (.03)         .11          (.41)
                             ------    ------   ------   ------   ------       ------        ------
  Total from Investment
    operations..........        .44       .50      .27     (.01)    (.16)         .09          (.49)
                             ------    ------   ------   ------   ------       ------        ------
 Net asset value, end of
   period...............     $ 2.06    $ 1.62   $ 1.12   $  .85   $  .86       $ 1.02        $  .93
                             ======    ======   ======   ======   ======       ======        ======
Ratio/Supplemental Data:
 Total Return...........      26.38%    44.59%   32.46%   (2.05)% (15.53)%      19.36%**     (34.51)%
 Ratio of expenses to
   avg. net assets......       4.22%    11.97%   14.54%   16.47%   10.60%       10.54%**       8.90%
 Ratio of net investment
   income(loss) to
   average net assets...      (4.10)%  (11.46)% (13.52)% (15.75)%  (5.23)%      (4.24)%**     (6.65)%
 Portfolio turnover.....          0%        0%      34%     138%     382%         226%**        282%
 Net Assets, end of
   period (000's).......     $3,223    $2,604   $1,880   $1,634   $1,763       $2,298        $2,159

/(1)/Unaudited
*    Fund's fiscal year-end was changed to June 30.
**   Annualized

    The accompanying notes are an integral part of the financial statements.

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                           AMERITOR INVESTMENT FUND

Notes to Financial Statements

1.Organization and significant accounting policies
  Ameritor Investment Fund, formerly Steadman Investment Fund, (the Fund) is registered under the Investment Company act of 1940, as amended, as a non-di-versified, open-end investment company. The Fund has not been accepting new subscriptions for shares since November 1996.
  The preparation of financial statements in conformity with generally ac-cepted accounting principles requires management to make estimates and assump-tions that affect the reported amounts of assets and liabilities and disclo-sure of contingent assets and liabilities at the date of the financial state-ments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and significant changes to estimates could occur in the near term. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Cash and cash equivalents
  Management defines cash equivalents as investments that mature in three months or less when acquired. All cash and cash equivalents are invested in a single money market fund maintained by the investment custodian.

Security valuation
  Investments in securities traded on a national securities exchange are val-ued at the last reported sales price on the last business day of the period. Investments for which no sale was reported on that date are valued at the mean between the latest bid and asked prices.

Security transactions and investment income
  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and ex-penses are recorded on the accrual basis.

Income taxes
  The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby de-ferred tax assets and

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                           AMERITOR INVESTMENT FUND

liabilities arise from the tax effect of temporary differences between the fi-nancial statement and tax bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

2.Trust shares
  The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                           For the period
                         ended December 31,       For the year          For the year
                             1999(/1/)        ended June 30, 1999    ended June 30, 1998
                         -------------------  ---------------------  --------------------
                          Shares     Amount     Shares     Amount     Shares     Amount
                         ---------  --------  ----------  ---------  ---------  ---------
Shares sold.............     --0--  $  --0--       --0--  $   --0--      --0--  $   --0--
Shares redeemed.........   (42,266)  (75,662)    (70,261)   (98,183)  (253,579)  (245,704)
                         ---------  --------  ----------  ---------  ---------  ---------
  Net decrease..........   (42,266)  (75,662)    (70,261)   (98,183)  (253,579)  (245,704)
                         =========  ========  ==========  =========  =========  =========
Shares outstanding:
  Beginning of period... 1,604,654             1,674,915             1,928,494
                         ---------            ----------             ---------
  End of period......... 1,562,388             1,604,654             1,674,915
                         =========            ==========             =========

(/1/)Unaudited

3.Purchase and sales of securities
  During the six month period ended December 31, 1999, proceeds from sales of investment securities aggregated $213,102. Net unrealized appreciation of in-vestments aggregated $2,552,355 all of which related to gross unrealized ap-preciation where there is an excess of value over tax cost.

4.Investment advisory and transactions with affiliates
  Ameritor Financial Corporation (AFC), formerly Steadman Security Corpora-tion, an affiliate, has provided advisory services under an agreement which first became effective in 1972. On February 28, 1984, at the Annual Meeting of the shareholders, a new Investment Advisory Agreement was approved. Under the new advisory agreement, AFC will continue to provide the same services it pro-vided under the same terms and conditions of the previous agreement. The agreement will continue in effect subject to the annual approval by the Board of Trustees or by a majority of the outstanding voting securities of the Fund. The fee for investment advisory services is based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1% on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In

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                           AMERITOR INVESTMENT FUND

addition to the investment advisory fee, AFC received fees from the Fund for the performance of delegated services, (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such serv-ices was computed on the basis of the number of shareholder accounts calcu-lated as of the last business day of each month at $1.35 per account.
  AFC also received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the fund, for rent and for computer servic-es. As of June 30, 1999, the Fund had reimbursed AFC $7,280 in excess of amounts owed.
  Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

5.Federal income taxes
  In the fiscal year ended June 30, 1999, the Fund did not meet the asset di-versification requirements applicable to regulated investment companies. Thus, the Fund did not qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. However, the Fund had a net investment loss in fiscal year ended June 30, 1999; therefore, no income tax provision is re-quired. A full valuation allowance was provided for net deferred tax assets, totaling approximately $273,000 at June 30, 1999, which arise principally from net operating loss carryforwards and capital carryforwards available for in-come tax purposes.
  For income tax purposes, the fund has net operating loss carryforwards ap-proximating $2,434,000 which are available to offset future net operating in-come in non-qualifying years, if any, which expire as follows: (2004) $299,000; (2005) $304,000 (2006) $222,000; (2007) $278,000; (2008) $217,000;
(2009) $204,000; (2010) $40,000; (2011) $112,000; (2012) $270,000, (2013)
$239,000 and (2014) $249,000. Capital loss carryforwards aggregating approxi-mately $134,000 are available to offset future capital gains, if any, and ex-pire in 2003.


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AMERITOR INVESTMENT FUND
1730 K Street, N.W. #904
Washington, D.C. 20006
1-800-424-8570
202-223-1000 Washington, D.C. area

Transfer Agent
Ameritor Financial Corporation
1730 K Street, N.W. #904
Washington, D.C. 20006

Custodian
Crestar Bank, N.A.
1445 New York Ave., N.W.
Washington, D.C. 20005

Independent Accountants
Reznick Fedder & Silverman P.C.
4520 East West Highway
Bethesda, Maryland 20814

For more information about
Ameritor Investment Fund,
account information or daily
Net Asset Values, call:

Shareholder Services
1-800-424-8570
202-223-1000 Washington, D.C. area